Prospectus [Line Items]
Risk/Return [Heading]	USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
Supplement to Prospectus [Text Block]

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND (SDCI)

Supplement dated August 15, 2019 to the Prospectus of USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund dated October 30, 2018

* Principal U.S. Listing Exchange: NYSE Arca, Inc.

Implementation of Fee Waivers

Effective August 15, 2019, USCF Advisers LLC (the “Adviser”), the investment adviser of the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (the “Fund”), has contractually agreed to waive a portion of its management fees. The agreement will remain in effect through October 31, 2020.

The remainder of this supplement describes revisions to the Fund’s prospectus and includes additional information about the waiver agreement.

Fees and Expenses of the Fund

Effective August, 15, 2019, under “Fund Summary – USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund,” the “Annual Fund Operating Expenses” and “Example” tables are deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.80%
Distribution (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.80%
Fee Waivers(2)	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers	0.60%

(1)	The Fund pays USCF Advisers LLC (the “Adviser”) an annual unitary management fee based upon the Fund’s average daily net assets at the rate set forth above. The Adviser is responsible for all expenses of the Fund except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
(2)	The Adviser has contractually agreed through October 31, 2020 to waive 0.20% of its management fees. The agreement may be amended or terminated prior to October 31, 2020 only by agreement of the Board of Trustees of USCF ETF Trust and the Adviser, and will terminate automatically if the investment advisory agreement between the Adviser and the Fund is terminated. After October 31, 2020, the Adviser, in its sole discretion, may choose to renew or amend the agreement. Amounts waived are not subject to recoupment by the Adviser.

Example

1 Year	3 Years	5 Years	10 Years
$ 61	$ 235	$ 425	$ 971

Please retain this supplement for future reference.

Expense [Heading]	Fees and Expenses of the Fund
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Management Fees	0.80%	[1]
Distribution (Rule 12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.80%
Fee Waivers	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers	0.60%
[1]	The Fund pays USCF Advisers LLC (the "Adviser") an annual unitary management fee based upon the Fund's average daily net assets at the rate set forth above. The Adviser is responsible for all expenses of the Fund except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
[2]	The Adviser has contractually agreed through October 31, 2020 to waive 0.20% of its management fees. The agreement may be amended or terminated prior to October 31, 2020 only by agreement of the Board of Trustees of USCF ETF Trust and the Adviser, and will terminate automatically if the investment advisory agreement between the Adviser and the Fund is terminated. After October 31, 2020, the Adviser, in its sole discretion, may choose to renew or amend the agreement. Amounts waived are not subject to recoupment by the Adviser.

Expense Example [Heading]	Example
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | USD ($)	61	235	425	971